Segmentation of key figures (Details 10) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Profit sharing income		$ 877	$ 652		$ 564
Royalty income		188	301		257
Milestone income		173	28		65
Other		28	45		32
Other revenues		1,266	1,026		918
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income		874	648		558
Royalty income		162	186		167
Milestone income		128	28		65
Other		24	36		25
Sandoz
Disclosure of operating segments [line items]
Profit sharing income		3	4		6
Royalty income		10	24		24
Milestone income		45
Other		4	9		7
Alcon
Disclosure of operating segments [line items]
Royalty income			3		4
Other			0		0
Corporate
Disclosure of operating segments [line items]
Royalty income		16	88		62
Other			0		0
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Other revenues		1,188	898	[1]	815	[1]
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Other revenues		62	37		37
Operating segments [member] | Alcon
Disclosure of operating segments [line items]
Other revenues	[1]		3		4
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Other revenues		$ 16	$ 88		$ 62

[1]	Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018